OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule of other accounts payable and accrued expenses

	December 31, 2024	December 31, 2023
Liabilities in respect of employees, wages and institutions in respect of wages	3,846	2,584
Accrued expenses	1,241	6,862
Accrued interest of long-term bank loans (Note 12)	2,823	-
Liabilities to government institutions due to grants received	308	136
Tax accrual	122	122
	8,340	9,704